NOTES RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Notes receivable
Notes receivable	¥ 77,598	¥ 43,332		$ 10,929
Amount of credit loss recognized	0	0	¥ 0
Borrowings
Notes receivable
Notes receivable	77,598	43,332
Pledged as collateral | Notes receivable pledged
Notes receivable
Notes receivable	¥ 10,168	¥ 950